Statutory Reserves (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statutory Reserves (Textual)
Appropriation of statutory surplus reserve, Description		Appropriation to the statutory surplus reserve is required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entities' registered capital.
Maximum percentage balance required of registered capital in reserve for business expansion		50.00%
Appropriated to statutory surplus reserve	$ 417,624	$ 493,407
Accumulated balance of the statutory reserve	$ 2,597,118	$ 2,179,494